Significant Accounting Policies (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds from IPO		$ 115,000,000	$ 115,000,000
Proceeds allocated to Public Warrants		(5,750,000)	(5,750,000)
Ordinary share issuance costs		(11,284,247)	(11,284,247)
Remeasurement adjustment of carrying value to redemption value		17,034,247	17,034,247
Ordinary shares subject to possible redemption	$ 115,803,480	115,000,000	115,000,000
Ordinary shares subject to possible redemption	115,000,000
Accretion of carrying value to redemption value	803,480
Ordinary shares subject to possible redemption	$ 115,803,480	$ 115,000,000	$ 115,000,000